ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Receivables [Abstract]
Accounts receivable	$ 1,042,513	$ 456,507
Less: Allowance for doubtful accounts	(632,012)	(37,295)
Accounts receivable, net	$ 411,501	$ 419,212